Class A Common Stock Subject to Possible Redemption (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of balance sheets
The Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled in the following table:

Gross proceeds	$345,000,000
Less:
Fair value of Public Warrants at issuance	(13,627,500)
Offering costs allocated to Class A common stock subject to possible redemption	(18,098,499)
Plus:
Accretion on Class A common stock subject to possible redemption amount	31,725,999

Class A common stock subject to possible redemption	$345,000,000